Taxes on income (Details) - Schedule of the deferred tax liabilities and assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Deferred research and development cost	$ 3,556	$ 4,970
Employee related liabilities	842	906
Intangible assets	1,125	1,304
Goodwill	2,773	1,354
Deferred revenues	1,765	1,164
Issuance costs	1,347
Other	1,068	431
Total deferred tax assets	12,476	10,129
Deferred tax liabilities:
Deferred costs	1,324	1,242
Intangible assets	545	771
Goodwill	180	68
Property and equipment	438	455
Derivative instruments	79	208
Other	110	13
Total deferred tax liabilities	2,676	2,757
Total deferred tax assets, net	$ 9,800	$ 7,372